Offerings	Nov. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Notes due 2028
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,692,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,223.25
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR (File No. 333-283035) on November 6, 2024 was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,430,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,200.41
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2031
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,460,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,866.02
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2033
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,822,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,147.56
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,310,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,189.97
Offering Note	See Offering Note 1.